RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8 – RELATED PARTY TRANSACTIONS

Dan Bates, CEO

On February 21, 2021, the Company amended the employment agreement with Dan Bates, CEO. The amendment extended the term of his agreement from three years commencing May 27, 2020, to expire on May 27, 2025.

As of June 30, 2023 and December 31, 2022, the Company owed Mr. Bates $240,000 and $220,000, respectively, for accrued compensation.

The Company issued to Mr. Bates three separate promissory notes, 1) on August 1, 2022, for $1,000, 2) on September 15, 2022, for $35,040, and 3) on October 6, 2022, for $1,000. The notes bear interest at 8% and are due on demand. As of December 31, 2022, the Company repaid $20,000, for a balance due of principal and interest of $26,040 and $977. During the six months ended June 30, 2023, Mr. Bates loaned the Company an additional $5,000 and was repaid $10,000. As of June 30, 2023, the balance due of principal and interest of $21,040 and $1,869.

Rachel Boulds, CFO

The Company entered into a consulting agreement with Rachel Boulds, effective as of May 1, 2021, to serve as part-time Chief Financial Officer for compensation of $5,000 per month, which increased to $7,500 in June 2023. As of June 30, 2023 and December 31, 2022, the Company owes Ms. Boulds $7,500 and $25,000 for accrued compensation, respectively.

Daniel Harris, Chief Revenue Officer

As of June 30, 2023 and December 31, 2022, the Company owed Mr. Harris, $17,500 and $37,500, respectively, for accrued compensation.

John Owen

Mr. Owen’s consulting agreement and his role as Chief Operating Officer were terminated effective as of November 21, 2022. Per the terms of the separation agreement with Mr. Owen, the Company acknowledges past due salary of $62,500. The Company made an initial payment of $2,500 and agreed to pay $5,000 a month beginning in January 2023. As of June 30, 2023, the Company owed Mr. Owen $25,000.

Erfran Ibrahim, former CTO

As of June 30, 2023 and December 31, 2022, the Company owed Mr. Ibrahim, $60,000 and $60,000, respectively, for accrued compensation.

Michael Dorsey, Director

As of June 30, 2023 and December 31, 2022, the Company owed Mr. Dorsey, $4,500 and $9,000, respectively, for accrued director fees.

Greg Boehmer, Director

As of June 30, 2023 and December 31, 2022, the Company owed Mr. Boehmer, $2,000 and $4,500, respectively, for accrued director fees. In addition, the Company owes Mr. Boehmer $0 and $7,000, for consulting services as of June 30, 2023 and December 31, 2022.

Bart Fisher, Director

On February 23, 2023. Mr. Fisher was granted 500,000 shares of common stock. The shares were valued at $0.122, the closing stock price on the date of grant, for total non-cash stock compensation of $61,000.

NOTE 7 – RELATED PARTY TRANSACTIONS

Daniel Bates, CEO

On February 21, 2021, the Company amended the employment agreement with Daniel Bates, CEO. The amendment extended the term of his agreement from three years commencing May 27, 2020, to expire on May 27, 2025.

On December 14, 2022, the Company granted Mr. Bates, 10,000,000 shares of common stock for services. The shares were valued at $0.035, the closing stock price on the date of grant, for total non-cash expense of $350,000.

As of December 31, 2022 and 2021, the Company owed Mr. Bates, $220,000 and $90,000, respectively, for accrued compensation.

Mr. Bates, loaned the Company $100 to be used to open the Company’s bank account and such amount was repaid on May 26, 2022.

In addition, the Company issued to Mr. Bates three separate promissory notes, 1) on August 1, 2022, for $1,000, 2) on September 15, 2022, for $35,040, and 3) on October 6, 2022, for $1,000. The notes bear interest at 8% and are due on demand. As of December 31, 2022, the Company repaid $20,000, for a balance due of principal and interest of $26,040 and $977.

Rachel Boulds, CFO

The Company entered into a consulting agreement with Rachel Boulds, effective as of May 1, 2021, to serve as part-time Chief Financial Officer for compensation of $5,000 per month. On February 22, 2021, Ms. Boulds was granted 500,000 shares of Common Stock for her services. The shares were valued at $0.206, the closing stock price on the date of grant, for total non-cash expense of $102,950. On December 14, 2022, Ms. Boulds was granted 2,000,000 shares of Common Stock for her services. The shares were valued at $0.035, the closing stock price on the date of grant, for total non-cash expense of $70,000. As of December 31, 2022, the Company owes Ms. Boulds $25,000 for accrued compensation.

Daniel Harris, Chief Revenue Officer

During the year ended December 31, 2022, Mr. Harris was issued 2,708,340 shares of common stock for services. The shares were valued at the closing stock price on the date of grant, for total non-cash expense of $96,042. As of December 31, 2022 and 2021, the Company owed Mr. Harris, $37,500 and $0, respectively, for accrued compensation.

John Owen

We entered into a consulting agreement with John Owen, effective as of July 1, 2021, (“Owen Consulting Agreement”) to serve as our Chief Operating Officer. Mr. Owen’s compensation is $12,500 per month. On December 16, 2021, we granted 500,000 shares of Common Stock to Mr. Owen for his services. The shares were valued at $0.028, the closing stock price on the date of grant, for total non-cash expense of $14,000. Mr. Owen’s consulting agreement and his role as Chief Operating Officer were terminated effective as of November 21, 2022. Per the terms of the separation agreement with Mr. Owen, the Company acknowledges past due salary of $62,500. The Company made an initial payment of $2,500 and agreed to pay $5,000 a month beginning in January 2023.

Chris Percy, a former Director

As of December 31, 2022 and 2021, the Company owed Chris Percy, a former Director, $96,250 and $158,500, respectively, for accrued compensation.

Erfran Ibrahim, former CTO

On February 1, 2021, the Company granted 20,000 shares of Common Stock to Mr. Ibrahim for services. The shares were valued at $0.14, the closing stock price on the date of grant, for total non-cash expense of $2,800. On September 30, 2021, the Company granted 160,000 shares of Common Stock to Mr. Ibrahim for services. The shares were valued at $0.10, the closing stock price on the date of grant, for total non-cash expense of $14,930. As of December 31, 2022, the shares have not yet been issued by the transfer agent and are disclosed as Common Stock to be issued.

As of December 31, 2022 and 2021, the Company owed Mr. Ibrahim, $60,000 and $60,000, respectively, for accrued compensation.

Michael Dorsey, Director

On December 16, 2021, the Company granted Michael Dorsey, Director, 500,000 shares of Common Stock. The shares were valued at $0.028, the closing stock price on the date of grant, for total non-cash expense of $14,000. On December 14, 2022, the Company granted Mr. Dorsey, Director, 2,000,000 shares of Common Stock. The shares were valued at $0.035, the closing stock price on the date of grant, for total non-cash expense of $70,000. As of December 31, 2022 and 2021, the Company owed Mr. Dorsey, $9,000 and $0, respectively, for accrued director fees.

Greg Boehmer, Director

On December 14, 2022, the Company granted Greg Boehmer, Director, 2,000,000 shares of Common Stock. The shares were valued at $0.035, the closing stock price on the date of grant, for total non-cash expense of $70,000. As of December 31, 2022 and 2021, the Company owed Mr. Boehmer, $4,500 and $0, respectively, for accrued director fees. In addition, the Company owes Mr. Boehmer $7,000, for consulting services.